PowerShares Riverfront Tactical Balanced Growth Portfolio (Prospectus Summary) | PowerShares Riverfront Tactical Balanced Growth Portfolio
PowerShares RiverFront Tactical Balanced Growth Portfolio
Investment Objective
The PowerShares RiverFront Tactical Balanced Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RiverFront Global Tactical Balanced Growth IndexTM (the
"Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Riverfront Tactical Balanced Growth Portfolio
Management Fees (unitary management fee)		0.25%
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.60%
Total Annual Fund Operating Expenses		0.85%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of Underlying ETFs (as defined herein). The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Underlying ETFs disclosed in each Underlying ETF's most recent shareholder report. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Riverfront Tactical Balanced Growth Portfolio	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 195% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Fund is a "fund of funds," as it primarily invests its assets in the securities of funds included in the
Underlying Index, but also may invest in exchange-traded notes ("ETNs") and equity and fixed-income securities that likewise are included in the Underlying
Index. The funds included in the Underlying Index are exchange-traded funds
("ETFs") advised by Invesco PowerShares Capital Management LLC (the "Adviser")
or its affiliates ("PowerShares ETFs") or ETFs advised by unaffiliated entities
(collectively, the "Underlying ETFs"). The Fund and any PowerShares ETFs in
which the Fund invests are part of the same group of investment companies.

RiverFront Investment Group® ("Riverfront" or the "Index Provider") compiles and calculates the Underlying Index. The Index Provider uses a proprietary methodology to select Underlying ETFs, ETNs and equity and fixed-income securities covering a combination of asset classes designed to maximize long-term returns for a given level of risk. The Underlying Index utilizes the
Index Provider's proprietary and patented Price MattersTM optimization process designed to create an optimal combination of securities to maximize long-term returns based on a growth risk profile targeting approximately 80% equity and
20% fixed-income exposure. The 80% equity target consists of equity securities and Underlying ETFs whose underlying securities are U.S. equities and non-U.S.
equities, as well as commodities. The 20% fixed-income target consists of fixed-income securities, ETNs and Underlying ETFs whose underlying securities are fixed-income instruments, as well as diversified baskets of currencies.
RiverFront will depart from the targeted allocation range when it believes that certain sectors of the financial markets are over- or under-valued. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Fund of Funds Risk. Because the Fund is a fund of funds, its investment performance depends largely on the investment performance of the Underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund will pay indirectly a proportional share of the fees and expenses of the
Underlying ETFs in which it invests (including operating expenses and management fees), while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying ETFs. There is a risk that the Index Provider's evaluations and assumptions regarding the asset classes represented in the Underlying Index may be incorrect based on actual market conditions. In addition, at times, certain segments of the market represented by constituent Underlying ETFs in the Underlying Index may be out of favor and underperform other segments.

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. An ETN's returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. The
Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market. Certain ETNs in which the Fund may invest may be linked to master limited partnerships ("MLPs"). An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), and whose partnership interests or "units" are traded on securities exchanges like shares of corporate stock. Investments in MLP units are subject to certain risks inherent in the structure of MLPs, including (i)
tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Moreover, the tax treatment of ETNs is uncertain and the Internal Revenue Service ("IRS") could assert at any time that
ETNs should be taxed in a manner that may adversely affect the Fund. In addition, you should note that the IRS and the U.S. Treasury Department have announced a review of the tax treatment of investments that have characteristics similar to ETNs. Accordingly, no assurance can be given that future tax legislation, regulations or other guidance may not change the tax treatment of the ETNs in an adverse manner.

Equity Risk. Equity risk is the risk that the value of the securities the Fund or an Underlying ETF holds will fall due to general market and economic conditions, perceptions regarding the industries in which the Fund or an
Underlying ETF invests or factors relating to securities of specific companies that the Fund or an Underlying ETF holds. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund or an Underlying ETF holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund or an Underlying ETF holds. In addition, securities of an issuer may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Fixed-Income Securities Risk. Fixed-income securities that the Fund or an
Underlying ETF holds are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the
Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund's shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize capital gains to the extent possible.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Underlying ETFs Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Non-Correlation Risk. For an Underlying ETF that seeks returns that generally correspond to an underlying index, such Underlying ETF's returns may not match the returns of the underlying index for a number of reasons. For example, an
Underlying ETF may incur operating expenses not applicable to its underlying index, and may incur costs in buying and selling securities, especially when rebalancing the Underlying ETF's securities holdings to reflect changes in the composition of its underlying index. In addition, the performance of the
Underlying ETF and its underlying index may vary due to asset valuation differences and differences between the Underlying ETF's portfolio and the underlying index resulting from legal restrictions, cost or liquidity constraints.

Cash Transaction Risk. Unlike most ETFs, certain Underlying ETFs effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of such Underlying ETFs' investments.
As such, investments in Underlying ETFs may be less tax efficient than an investment in conventional ETFs.

Concentration Risk. A significant percentage of the index underlying an
Underlying ETF may be composed of issuers in a single industry or sector of the economy. If an Underlying ETF is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Management Risk. Certain Underlying ETFs are subject to management risk because they are actively managed portfolios. In managing such an Underlying ETF's portfolio securities, an investment adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying ETF, but there can be no guarantee that these will produce the desired results.

Non-Diversified Fund Risk. Because certain Underlying ETFs are non-diversified and can invest a greater portion of their assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase an Underlying ETF's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Underlying ETF's performance.

Sampling Risk. Certain Underlying ETFs' use of a representative sampling approach will result in their holding a smaller number of securities than are in their respective underlying indexes. As a result, an adverse development to an issuer of securities that an Underlying ETF holds could result in a greater decline in the Underlying ETF's net asset value than would be the case if the
Underlying ETF held all of the securities in its underlying index. To the extent the assets in the Underlying ETF are smaller, these risks will be greater.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying
ETF does not price its shares, the value of the non-U.S. securities in the
Underlying ETF's portfolio may change on days when shareholders, such as the
Fund, will not be able to purchase or sell the Underlying ETF's shares.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, an Underlying ETF likely will need to replace such called security with a lower-yielding security. If that were to happen, the
Underlying ETF's net investment income could fall.

Risks of Investing in U.S. Treasury Futures. Certain Underlying ETFs may invest in futures contracts on U.S. Treasury securities to manage interest rate risk.
These futures contracts enable such Underlying ETFs to buy or sell a U.S.
Treasury security in the future at an agreed-upon price, and require special skills and knowledge of investment techniques. If an Underlying ETF enters into a futures contract on U.S. Treasury securities at the wrong time or judges market conditions incorrectly, the use of such derivatives may significantly reduce the Underlying ETF's return.

Mortgage-Backed and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the
Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price.

Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities.
Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Tax Risk. There is no guarantee that the income of an Underlying ETF investing in tax-exempt municipal securities will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after an Underlying ETF's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by an Underlying ETF to its shareholders to be taxable to those shareholders in the year of receipt.
Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Micro Capitalization Company Risk. Investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations than stocks with larger capitalization. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth. In addition, less public information may be available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Also, an Underlying ETF may take a long time before it realizes a gain, if any, on an investment in a micro capitalization company.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. An Underlying ETF's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Underlying ETF's ability to invest in foreign securities or may prevent the Underlying ETF from repatriating its investments.

American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")
Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities.

Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related
ADR. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

GDRs can involve currency risk since, unlike ADRs, they may not be U.S.
dollar-denominated. To the extent an Underlying ETF's NAV is determined in U.S.
dollars, the Underlying ETF's NAV could decline if the currency of the non-U.S.
market in which it invests depreciates against the U.S. dollar, even if the value of its holdings, measured in the foreign currency, increases.

Emerging Market Securities Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets.
In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Currency Risk. Certain Underlying ETFs receive a significant portion of their investment income in foreign currencies. Such an Underlying ETF will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Underlying ETF at the foreign exchange rates in effect on that date. Therefore, if the value of the relevant foreign currencies falls relative to the U.S. dollar between the earning of the income and the time at which the Underlying ETF converts the foreign currencies to U.S. dollars, the Underlying ETF may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements. Furthermore, to the extent an Underlying ETF's net asset value is determined in U.S. dollars, the Underlying ETF's net asset value could decline if the currency of the non-U.S. market in which the Underlying ETF invests depreciates against the U.S. dollar, even if the value of the Underlying
ETF's holdings increases, as measured in the foreign currency.

Some governments maintain strict currency controls. As a result, the value of certain currencies can change quickly. These and other factors could have a negative impact on an Underlying ETF's performance and increase the volatility of an investment in the Underlying ETF. Governmental policies on currency are subject to change, and the Underlying ETF's position may be adversely affected.

Leverage Risk. Leverage may cause the portfolio of an Underlying ETF to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by an Underlying ETF.

Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Underlying ETF may change quickly and without warning.

Commodity and Commodity-Linked Derivative Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of commodities and commodity-linked derivative instruments may be affected by changes in overall economic conditions, in interest rates, or factors affecting a particular commodity or industry, such as production, supply or demand, or political, economic and regulatory developments. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. An active trading market may not exist for certain commodities. This may impair the ability of an Underlying
ETF to sell its portfolio holdings quickly or for full value. Commodity derivatives, such as commodity-linked swaps and notes, are subject to the risk that the counterparty to the transaction may default or otherwise fail to perform. Each of these factors and events could have a significant negative impact on the Underlying ETF.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Financial Services Sector Risk. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities an Underlying ETF may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Gold and Precious Metals Industry Concentration Risk. A variety of worldwide economic, financial and political factors affect investments related to gold and other precious metals, and such investments are considered speculative. The price of gold and other precious metals may fluctuate sharply over short periods of time, even during periods of rising prices, due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold, changes in industrial and commercial demand, limited markets, fabricator demand, gold sales by governments, trade imbalances and restrictions, currency devaluation or revaluation, central banks or international agencies, investment speculation, inability to raise capital, increases in production costs, political unrest in nations where sources of precious metals are located, monetary and other economic policies of various governments and government restrictions on private ownership of gold and mining land. Markets therefore are volatile at times, and there may be sharp fluctuations in prices even during periods of rising prices. The precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices and tax and government regulations.

Healthcare Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the healthcare sector.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Oil and Gas Services Industry Concentration Risk. The profitability of companies in the oil and gas services industry may be affected adversely by changes in worldwide energy prices, exploration and production spending. Changes in government regulation, economic conditions and events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest, and terrorism and natural disasters) also affect companies in this industry. In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, energy conservation efforts, technological developments and labor relations. Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Utilities Sector Risk. Issuers in the utility sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs;
difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with, and potential losses resulting from, a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes;
technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters. Additionally, nuclear facility operators may face greater regulatory scrutiny as a result of the disaster at the Fukushima I
Nuclear Power Plant in Japan, which may lead to reduced profits and investor interest for these type of issuers. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the
Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

Best Quarter Worst Quarter 15.60% (2nd Qtr 2009) (17.29)% (3rd Qtr 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Riverfront Tactical Balanced Growth Portfolio	Return Before Taxes		(7.37%)	(5.14%)	May 20, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio After Taxes on Distributions	Return After Taxes on Distributions		(7.88%)	(5.87%)	May 20, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(4.80%)	(4.74%)	May 20, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.76%)	May 20, 2008
PowerShares Riverfront Tactical Balanced Growth Portfolio RiverFront Global Tactical Balanced Growth Index TM	RiverFront Global Tactical Balanced Growth IndexTM (reflects no deduction for fees, expenses or taxes)	[1]	(7.87%)
PowerShares Riverfront Tactical Balanced Growth Portfolio Blended – RiverFront Global Tactical Balanced Growth Index TM	Blended - RiverFront Global Tactical Balanced Growth IndexTM (reflects no deduction for fees, expenses or taxes)	[2]	(7.87%)	(15.88%)	May 20, 2008
[1]	Effective June 30, 2010, the Fund's underlying index changed to the RiverFront Global Tactical Balanced Growth IndexTM. Prior to June 30, 2010, the Fund's underlying index was the New Frontier Global Dynamic Balanced Growth IndexTM. The "Since Inception" performance for the RiverFront Global Tactical Balanced Growth IndexTM is not available because the Index did not commence calculation and publication until June 30, 2010.
[2]	The data shown as "Blended" is comprised of the performance of the original underlying index from Fund inception through the conversion date, June 30, 2010, followed by the performance of the new underlying index starting at the conversion date and through December 31, 2011.